Goodwill and intangible assets - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2025	Oct. 01, 2025	Dec. 31, 2024	Oct. 01, 2024
Disclosure of information for cash-generating units [line items]
Goodwill and intangible assets	$ 13,107		$ 12,384
Goodwill
Disclosure of information for cash-generating units [line items]
Goodwill and intangible assets	$ 4,419	$ 1,800	$ 4,118	$ 1,500